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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-3219

              RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN              55474
     (Address of principal executive offices)                 (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/06-6/30/07

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03219
Reporting Period: 07/01/2006 - 06/30/2007
RiverSource Variable Portfolio - Income Series, Inc.









=============== RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============ RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND ============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============== RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ===============


CAJA DE AHORROS Y MONTE DE PIEDAD DE MADRID

Ticker:                      Security ID:  E2420FAX7
Meeting Date: JUL 17, 2006   Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Chairman's Report                         For       Did Not    Management
                                                          Vote
2     Appoint Auditors for Company and          For       Did Not    Management
      Consolidated Group                                  Vote
3     Elect Nine Board Members and Six Members  For       Did Not    Management
      of the Control Committee                            Vote
4     Authorize Board to Ratify and Execute     For       Did Not    Management
      Approved Resolutions                                Vote
5     Allow Questions                           For       Did Not    Management
                                                          Vote




========= RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED ==========
=========                      SECURITIES FUND                        ==========

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============ RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND =============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND ==========

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============= RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. =============
=============                   GOVERNMENT FUND                    =============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Variable Portfolio - Income Series, Inc.


By (Signature and Title)* /s/ Patrick T. Bannigan
                          ----------------------------------------------------
                          Patrick T. Bannigan
                          President

Date                      August 24, 2007

* Print the name and title of each signing officer under his or her signature.